Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Disclosure of Dividend (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Dividends approved	$ 444,700,000	$ 797,000,000
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Dividends approved	442,230,891	712,077,809
CCCimentos Participacoes LTDA [member]
Disclosure of transactions between related parties [line items]
Dividends approved		80,497,006
Third parties [member]
Disclosure of transactions between related parties [line items]
Dividends approved	$ 2,469,109	$ 4,425,185